EVERGREEN

                                   BLUE CHIP
                                      FUND


                               FEBRUARY 28, 1998
                               SEMIANNUAL REPORT

                         [EVERGREEN LOGO APPEARS HERE]
                              EVERGREEN FUNDS(SM)
                                   SINCE 1932

                                Table of Contents


  Letter to Shareholders ......................   1

  Fund at a Glance ............................   2

  Portfolio Manager Interview .................   3

  Financial Highlights ........................   6

  Schedule of Investments .....................   9

  Statement of Assets and Liabilities .........  11

  Statement of Operations .....................  12

  Statements of Changes in Net Assets .........  13

  Notes to Financial Statements ...............  14

--------------------------------------------------------------------------------
                                Evergreen Funds

Evergreen Funds is one of the nation's fastest growing investment companies with more than $46 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broader range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:

   ARE NOT FDIC INSURED   May lose value o Are not bank guaranteed

                           Evergreen Distributor, Inc.
     Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc.
                                Copyright 1998.

                             Letter to Shareholders
                             ----------------------

                                   April 1998



                                Dear Shareholders:
[PHOTO OF WILLIAM
M. ENNIS APPEARS HERE]          The six-month period that ended on February 28,
                                1998, demonstrated again the importance of
William M. Ennis                patiently maintaining a long-term investment
Managing Director               plan and not changing strategies with every
                                turn in the market. The U.S. stock
                                market, as reflected by both the
                                Dow Jones Industrial Average and the Standard &
Poor's 500 Index, roared to new heights during the period. And yet, the impressive performance came even after a dramatic market correction in October 1997 in the wake of news of the financial and currency crisis in Asia. In a single day, the Dow Jones Average fell by 508 points. Despite this, the market recovered, rewarding patient investors as it surged to record high levels by the end of February.

During the period, the Evergreen Blue Chip Fund, formerly the Keystone Growth and Income Fund (S-1), continued to build on its durable, long-term record, providing solid returns while sticking to its moderate investment style.

Consistent Strategy

Consistency and emphasis on large-capitalization, blue chip stocks have been the hallmarks of the Fund's investment style since its founding in 1935. While its name has been changed recently to emphasize its primary investment concentration and to underscore that it is part of the Evergreen Fund Family, the Fund continues to follow the same, consistent disciplines and strategies. The Blue Chip Fund also continues to be managed by the Growth and Income Group at Keystone Investment Management Company, with Judith A. Warners as the portfolio manager.

New Shareholders

With the beginning of a new fiscal period in March 1998, investors of the former Blanchard Growth and Income Fund have become shareholders of the Evergreen Blue Chip Fund following a merger of the two funds. I again welcome them to the Evergreen Fund Family and encourage them to read the interview with Ms. Warners on the following pages, in which she reviews the recent fiscal period and discusses the Fund's investment style and strategy. I believe they will find many of the same themes that attracted them to the Blanchard Growth and Income Fund.

Evergreen Funds

At Evergreen Funds, we are committed to providing a strong array of funds with complementary objectives and strategies to help investors and their financial advisors assemble personal portfolios that make sense for their needs and risk tolerances. We recommend shareholders periodically review their portfolios with professional investment advisors to make sure their allocations continue to be in line with their financial plans.

We can assist by providing the information you require about Evergreen Funds. If you have any questions about the Evergreen Blue Chip Fund or other Evergreen Funds, please consult your financial advisor or call us at 800-343-2898.

Sincerely,


/s/ Bill Ennis
William M. Ennis
Managing Director
Evergreen Funds

                                   EVERGREEN
                                 Blue Chip Fund

                   Fund at a Glance as of February 28, 1998

We continued to emphasize blue chip, large-capitalization stocks, although we did have a sprinkling of high quality growth companies from the mid-cap area.

                                   Portfolio
                                   Management
                                 -------------

                    [PHOTO OF JUDITH A. WARNERS APPEARS HERE]

                               Judith A. Warners
                              Keystone Investment
                               Management Company
                              Tenure: January 1995

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*


                                  Class A      Class B      Class C
Inception Date                1/20/98       9/11/35     1/22/98

Average Annual Returns

6 months with sales charge       -           11.88%        -

6 months w/o sales charge        -           16.81%        -

One year with sales charge       -           28.14%        -

One year w/o sales charge        -           33.14%        -

3 years                          -           28.10%        -

5 years                          -           17.29%        -

10 years                         -           14.09%        -

Since Inception               7.23%           9.05%     6.10%

Maximum Sales Charge          4.75%           5.00%     1.00%
                             Front End        CDSC      CDSC

30-day SEC Yield              0.41%          (0.29%)    0.62%

6 month dividends per share      -          $  0.07        -

6 month capital gain
  distributions per share        -          $  4.96        -

*Adjusted for maximum sales charge.


--------------------------------------------------------------------------------
                                LONG TERM GROWTH

[LINE GRAPH APPEARS BELOW WITH THE FOLLOWING PLOT POINTS:]


                              2/88     2/90     2/92     2/94     2/96     2/98
                              ----     ----     ----     ----     ----     ----
Class B Shares              $10,000  $12,637  $16,295  $17,939  $23,080  $37,353
S&P 500                      10,000   13,304   17,694   21,211   30,676   52,246
Consumer Price Index (CPI)   10,000   11,034   11,948   12,647   13,343   13,957

Comparison of a $10,000 investment in Evergreen Blue Chip Fund, Class B, versus a similar investment in the S&P 500 Index and the Consumer Price Index (CPI).

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The S&P 500 Index is an unmanaged index. The index does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through February 28, 1998.

--------------------------------------------------------------------------------
                            CURRENT INVESTMENT STYLE
[GRAPHIC OMITTED]

                      Morningstar's Style Box is based on a portfolio date as of 12/31/97. The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

                      Source: 1998 Morningstar, Inc.

                                   EVERGREEN
                                 Blue Chip Fund

                          Portfolio Manager Interview


--------------------------------------------------------------------------------
     How did the Fund perform?


     The Fund performed well, consistent with its strategy of seeking growth and income by concentrating on quality, large-company stocks. For the six-month period that ended on February 28, 1998, the Evergreen Blue Chip Fund (Class B) had a total return of 16.81%, unadjusted for any sales charge. During the same period, the Standard and Poor's 500 Index had a return of 17.62%.
                           Portfolio Characteristics
                         (as of 2/28/98 unless noted)


       Total Net Assets                                           $347,942,912

       Number of Holdings                                                   94

       P/E Ratio*                                                        27.0x

       Beta*                                                              0.94

       *as of 12/31/97



--------------------------------------------------------------------------------
     What was the investment environment
     like during the period?


     It was a period when the domestic stock market, as measured by both the Dow Jones Industrial Average and the S&P 500 Index, soared to new highs, despite some interim volatility and rotation of market leadership from one sector to another. The market was supported by a continuation of the favorable economic backdrop of moderate growth, low inflation and declining interest rates in the United States. International problems, most notably the Asian financial crisis and the threat of conflict in the Middle East, created a great deal of uncertainty in the market.


     After a very difficult August, the period began in September with continued volatility as evidence of the extent of the Asian financial and currency problems mounted. The volatility culminated in a major market correction in October, when the Dow Jones Industrial Average fell by 508 points in one day. In November, the market started stabilizing, and began recouping some of the losses experienced during the extreme volatility in October. The equity markets continued recovering in December, January and February, which were favorable months for the Fund's investment style, emphasizing the stocks of well-known, high-quality companies.



     --------------------------------------------------------------------
                             PORTFOLIO COMPOSITION

     (as a percentage of net assets)

[A PIE CHART APPEARS BELOW WITH THE FOLLOWING INFORMATION:]

Common Stock              93.7%
Cash & Cash Equivalents    3.2%
Convertibles               3.1%


--------------------------------------------------------------------------------
     What were your principal strategies
     during the period?


     We continued to emphasize blue chip, large-capitalization stocks, although we did have a sprinkling of high quality growth companies from the mid-cap area. We also continued to emphasize the finance sector and the consumer, non-durable sector, most noticeably the pharmaceutical companies.


     We made some adjustments because of the Asian financial crisis by de-emphasizing cyclical, multi-national companies and focusing more on companies whose primary business was domestic. These included companies such as Cendant Corp., a diversified consumer marketing and franchising company; Dollar General, a low-price retailer in the Southeast; and Home Depot, the hardware and building materials retailer.

                                   EVERGREEN
                                 Blue Chip Fund

                          Portfolio Manager Interview

                                Top 10 Sectors


       Banks, Finance & Insurance                                        19.9%

       Healthcare Products & Services                                    15.7%

       Information Services & Technology                                 10.5%

       Oil/Energy                                                         8.5%

       Real Estate                                                        5.5%

       Consumer Products & Services                                       4.3%

       Retailing & Wholesale                                              4.2%

       Electrical Equipment & Services                                    3.5%

       Utilities - Telephone                                              2.7%

       Food & Beverage Products                                           2.3%

--------------------------------------------------------------------------------
     What types of companies did you emphasize in the banking and finance sector, which was the largest industry weighting at 19.9% of net assets at the end of the period?


     Within the banking and finance area, the Fund continued to emphasize financial service companies such as Associates First, a consumer lender; the Student Loan Marketing (Sallie Mae) Corp.; and Nationwide Finance, a variable annuity company. Recently, we added PMI Group, a mortgage insurance company that is a beneficiary of the wave of mortgage refinancings and new home purchases.


     The consolidation trend in financial services, particularly among banks, was an important factor. We sought to take advantage by emphasizing mid-sized financial companies, including thrift institutions and regional banks, which could become acquisition targets. These ranged from Astoria Financial Corp., a Long Island banking corporation, to Fleet Financial and Mellon Bank, two major regional institutions.


     While the Fund continues to emphasize finance, we have taken profits by selling some of the stock of major investments in this sector that have helped the Fund during the past three years. We are watching this sector very carefully because it has been such a strong performer, and we want to be ready if there is any change in market sentiment.

                            Top 10 Equity Holdings


       General Electric Co.                                               3.5%

       Johnson & Johnson                                                  2.5%

       Merck & Co., Inc.                                                  2.4%

       British Petroleum Plc, ADR                                         2.0%

       Intel Corp.                                                        1.8%

       Microsoft Corp.                                                    1.8%

       Mellon Bank Corp.                                                  1.6%

       American Home Products Corp.                                       1.6%

       Exxon Corp.                                                        1.6%

       Greenpoint Financial Corp.                                         1.5%

--------------------------------------------------------------------------------
     Healthcare Products & Services had the second largest weighting, at 15.7% of net assets at the end of the period. What types of companies did you emphasize?


     The drug industry has had terrific revenue growth during the past two years, which is remarkable in a period of very low inflation. The primary factor helping this industry is the continued flow of new products resulting from research and development efforts. The demand for these products is increasing, primarily because of demographic factors as the baby boom generation gets older. In addition, many HMOs are fairly aggressive in disease management and prevention, which supports the need for new products.


     This is an industry that also is undergoing consolidation, including mergers of the major companies. These very large mergers increase the power of companies to invest in research and development, which in turn increases the flow of new drugs into the market.

                                   EVERGREEN
                                 Blue Chip Fund

                          Portfolio Manager Interview

     Four major pharmaceutical companies in the Fund's top 13 holdings at the end of the period were: Johnson & Johnson, Merck & Co., American Home Products, and Bristol-Myers Squibb.



--------------------------------------------------------------------------------
     What companies were particularly strong
     performers for the Fund?


     The Fund's largest holding, General Electric, continued to be a strong contributor to Fund performance. Another significant contributor was AT&T, which was added to the portfolio during the six-month period. We purchased stock in AT&T based on the major re-structuring that began when a new management team was installed this summer. Recently, Worldcom, a company highlighted in the annual report, has been a very strong performer for the Fund. This communications company, regarded by some as a maverick in the industry, is poised to be an industry leader with its pending acquisition of MCI. Pharmaceutical companies that helped performance included Pfizer and Bristol-Myers Squibb. Two mid-cap growth companies that were excellent investments were Royal Caribbean Cruises and HBO & Co., a computer systems company serving the medical market.

--------------------------------------------------------------------------------
     What is your outlook?

     We see opportunities, especially among quality growth stocks, although we continue to approach the market with caution. We don't believe we have yet seen the full impact the Asian financial crisis will have on the earnings of American companies. The international tensions over Iraq also have potential investment implications, and we recently have increased emphasis on selected energy stocks. We would expect the market will continue to have rotational leadership. By that, we mean that one industry will replace another as a performance leader and we will continue to look for developing trends, taking profits from successful investments and re-investing in other areas. Given this unsettled situation, we believe the quality and liquidity of the blue chip stocks emphasized by the Fund should help support performance, even if volatility should increase.


     While there are some warning signals, the stock market has shown remarkable resilience, with the Dow Jones and S&P indexes reaching new highs in March. The United States economy continues to grow at a moderate pace, with declining interest rates and very low inflation. Although we are not forecasting any change in the direction of interest rates, such a change could cause problems if it occurs.


     We are watching company fundamentals very carefully, and trying to avoid any negative surprises in earnings reports.

                                    EVERGREEN
                                 Blue Chip Fund

                              Financial Highlights

                (For a share outstanding throughout each period)


                                                         Period Ended
                                                       February 28, 1998
                                                         (Unaudited)*
 CLASS A SHARES

Net asset value beginning of period                  $   27.39
                                                    ===========
Income from investment operations
Net investment income                                     0.03**
Net realized and unrealized gain on investments and
 foreign currency related transactions                    1.95
                                                    ------------
Total from investment operations                          1.98
                                                    ------------
Net asset value end of period                         $  29.37
                                                    ============
Total Return+                                             7.23%
Ratios/supplemental data
Ratios to average net assets
 Total expenses                                           1.20%++
 Total expenses, excluding indirectly paid expenses       1.20%++
 Net investment income                                    0.91%++
Portfolio turnover rate                                     54%
Average commission rate paid                         $  0.0577
Net assets end of period (thousands)                 $ 262,184

+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 20, 1998 (commencement of class operations) to February 28, 1998.
** Net investment income is based on average shares outstanding during the period.

                       See Notes to Financial Statements.

                                   EVERGREEN
                                 Blue Chip Fund

                              Financial Highlights

                (For a share outstanding throughout each period)



                                             Six Months Ended
                                             February 28, 1998
                                                (Unaudited)
 CLASS B SHARES
Net asset value beginning of period             $   29.79
                                               ==========
Income from investment operations
Net investment income                                0.01*
Net realized and unrealized gain (loss) on
 investments and foreign currency related
 transactions                                        4.58
                                               ----------
Total from investment operations                     4.59
                                               ----------
Less distributions
From net investment income                       (   0.01)
In excess of net investment income               (   0.06)
From net realized gain on investments            (   4.96)
                                               ----------
Total distributions                              (   5.03)
                                               ----------
Net asset value end of period                   $   29.35
                                               ==========
Total Return+                                       16.81%
Ratios/supplemental data
Ratios to average net assets
 Total expenses                                      1.65%++
 Total expenses, excluding indirectly paid
  expenses                                           1.65%++
 Net investment income                               0.04%++
Portfolio turnover rate                                54%
Average commission rate paid                    $  0.0577
Net assets end of period (thousands)            $  85,740

                                                                      Year Ended August 31,
                                                  1997            1996           1995          1994          1993
 CLASS B SHARES
Net asset value beginning of period          $   25.05       $   22.98      $   23.21     $    25.42    $   23.17
                                             ============    ============    =========     ==========    =========
Income from investment operations
Net investment income                            0.15             0.12           0.25           0.16         0.11
Net realized and unrealized gain (loss) on
 investments and foreign currency related
 transactions                                     7.97            3.69           2.66          (0.35)        3.11
                                             ------------    ------------    ---------     ----------    ---------
Total from investment operations                  8.12            3.81           2.91          (0.19)        3.22
                                             ------------    ------------    ---------     ----------    ---------
Less distributions
From net investment income                       (0.15)          (0.54)         (0.25)        (0.23)        (0.11)
In excess of net investment income               (0.05)          (0.22)         (0.11)        (0.05)        (0.17)
From net realized gain on investments            (3.18)          (0.98)         (2.78)        (1.74)        (0.69)
                                             ------------    ------------    ----------    ----------    ----------
Total distributions                              (3.38)          (1.74)         (3.14)        (2.02)        (0.97)
                                             ------------    ------------    ----------    ----------    ----------
Net asset value end of period                $   29.79       $   25.05       $  22.98     $    23.21    $   25.42
                                             ============    ============    ==========    ==========    ==========
Total Return+                                    34.76%          17.31%         13.87%        (0.72%)       14.31%
Ratios/supplemental data
Ratios to average net assets
 Total expenses                                   1.57%           1.85%          1.75%          2.07%        2.28%
 Total expenses, excluding indirectly paid
  expenses                                        1.56%           1.84%           N/A            N/A          N/A
 Net investment income                            0.55%           0.52%          1.09%          0.67%        0.47%
Portfolio turnover rate                            109%            139%           115%            73%          96%
Average commission rate paid                 $  0.0598     $    0.0635            N/A            N/A          N/A
Net assets end of period (thousands)         $ 312,935     $   224,819     $  199,456     $  208,532    $ 234,688


                                                                                    Year Ended August 31,
                                                                 1992          1991          1990          1989          1988
 CLASS B SHARES
Net asset value beginning of period                          $   25.12     $   22.97      $   24.82    $   18.93     $  27.23
                                                             =========     =========      =========    =========      =========
Income from investment operations
Net investment income                                             0.15          0.19           0.22         0.32         0.46
Net realized and unrealized gain (loss) on investments and
 foreign currency related transactions                           (0.11)         4.72          (1.29)        6.16        (6.77)
                                                             ----------    ---------      ---------    ---------      --------
Total from investment operations                                  0.04          4.91          (1.07)        6.48        (6.31)
                                                             ----------    ---------      ---------    ---------      --------
Less distributions
From net investment income                                       (0.15)        (0.26)         (0.65)       (0.59)       (0.46)
In excess of net investment income                               (0.17)        (0.25)         (0.09)           0            0
From net realized gain on investments                            (1.67)        (2.25)         (0.04)           0        (1.53)
                                                             ----------    ----------     ---------    ----------     -------
Total distributions                                              (1.99)        (2.76)         (0.78)       (0.59)       (1.99)
                                                             ----------    ----------     ---------    ----------     -------
Net asset value end of period                                $   23.17     $   25.12      $   22.97    $   24.82      $ 18.93
                                                             ==========    ==========     =========    ==========     ========
Total Return+                                                     0.38%        24.82%        (4.56%)       34.99%      (24.55%)
Ratios/supplemental data
Ratios to average net assets
 Total expenses                                                   2.08%         2.33%         2.35%         2.05%      1.77%
 Total expenses, excluding indirectly paid expenses                N/A           N/A            N/A          N/A          N/A
 Net investment income                                            0.61%         0.93%         1.36%         2.16%      2.28%
Portfolio turnover rate                                             95%           64%           47%           44%        82%
Average commission rate paid                                       N/A           N/A            N/A          N/A          N/A
Net assets end of period (thousands)                         $ 204,004    $  176,985      $ 154,124    $ 187,696     $ 195,375

+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* Net investment income is based on average shares outstanding during the period.


                       See Notes to Financial Statements.

                                   EVERGREEN
                                 Blue Chip Fund

                              Financial Highlights

                (For a share outstanding throughout each period)



                                                          Period Ended
                                                       February 28, 1998
                                                          (Unaudited)*
 CLASS C SHARES
Net asset value beginning of period                       $  27.70
                                                          =========
Income from investment operations
Net investment income                                         0.03**
Net realized and unrealized gain on investments
 and foreign currency related transactions                    1.66
                                                          ----------
Total from investment operations                              1.69
                                                          ----------
Net asset value end of period                             $  29.39
                                                          ==========
Total Return+                                                 6.10%
Ratios/supplemental data
Ratios to average net assets
 Total expenses                                               1.00%++
 Total expenses, excluding indirectly paid expenses           1.00%++
 Net investment income                                        0.11%++
Portfolio turnover rate                                         54%
Average commission rate paid                              $ 0.0577
Net assets end of period (thousands)                      $     18

+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 22, 1998 (commencement of class operations) to February 28, 1998.
** Net investment income is based on average shares outstanding during the period.

                       See Notes to Financial Statements.

                                   EVERGREEN
                                 Blue Chip Fund

                            Schedule of Investments

                         February 28, 1998 (Unaudited)




       Shares                                          Value
COMMON STOCKS - 93.7%
                     Automotive Equipment &
                      Manufacturing - 1.7%
       55,000        Ford Motor Co. ........     $3,110,938
      50,000 *       Lear Corp. ............      2,643,750
                                                 ----------
                                                  5,754,688
                                                 ----------
                              Banks - 8.1%
       73,000        Astoria Financial Corp. .    4,088,000
       46,500        BankBoston Corp. ......      4,635,469
       65,000        First American Corp. ..      3,103,750
       65,000        Fleet Financial Group,       5,122,813
                     Inc.
       91,000        Mellon Bank Corp. .....      5,670,437
      100,000        North Fork Bancorp, Inc.     3,418,750
       60,000        TCF Financial Corp. ...      1,983,750
                                                 ----------
                                                 28,022,969
                                                 ----------
                     Building, Construction &
                        Furnishings - 1.3%
       72,000        Home Depot, Inc. ......      4,594,500
                                                 ----------
                     Chemical & Agricultural
                           Products - 1.9%
       70,000        Monsanto Co. ..........      3,561,250
      100,000        Morton International,
                     Inc.  .................      3,306,250
                                                 ----------
                                                  6,867,500
                                                 ----------
                     Communication Systems &
                           Services - 1.8%
      54,000 *       Cisco Systems, Inc. ...      3,558,937
      75,000 *       WorldCom, Inc. ........      2,866,410
                                                 ----------
                                                  6,425,347
                                                 ----------
                     Consumer Products &
                           Services - 4.3%
     105,000 *       Cendant Corp. .........      3,937,500
       22,000        Gillette Co. ..........      2,373,250
       59,000        Procter & Gamble Co. ..      5,011,312
       75,400        Stewart Enterprises, Inc.
                     Cl. A .................      3,548,513
                                                 ----------
                                                 14,870,575
                                                 ----------
                    Diversified
                     Companies - 1.0%
       70,000        Tyco International Ltd. .    3,552,500
                                                 ----------
                     Electrical Equipment &
                           Services - 3.5%
      154,500        General Electric Co. ..     12,012,375
                                                 ----------
                     Finance &
                     Insurance - 10.7%
       30,000        American International
                     Group, Inc. ...........      3,605,625
       38,300        Associates First Capital
                     Corp. Cl. A ...........      3,064,000
       14,000        CIGNA Corp. ...........      2,674,000
       70,000        Federal National Mortgage
                     Association ...........      4,466,875
       71,900        Greenpoint Financial
                     Corp. .................      5,338,575
       65,000        Hartford Life, Inc. Cl. A    2,799,062
       86,000        Nationwide Financial
                     Services,
                     Inc. Cl. A ............      3,784,000
       50,000        PMI Group, Inc. .......      3,637,500
      112,000        SLM Holding Corp. .....      4,627,000
       80,000        Travelers Property
                     Casualty Corp. Cl. A ..      3,280,000
                                                 ----------
                                                 37,276,637
                                                 ----------


       Shares                                          Value
COMMON STOCKS - continued
                     Food & Beverage
                           Products - 2.3%
       53,000        Coca Cola Co. .........     $3,640,438
      103,500        Philip Morris Companies,
                     Inc. ..................      4,495,781
                                                 ----------
                                                  8,136,219
                                                 ----------
                     Healthcare Products &
                          Services - 15.7%
       60,000        American Home Products
                     Corp. .................      5,625,000
       50,000        Bristol-Myers Squibb Co.     5,009,371
       22,600        Guidant Corp. .........      1,648,388
       80,000        HBO & Co. .............      4,332,500
      87,000 *       Health Care & Retirement
                     Corp. .................      3,817,125
     130,000 *       Health Management
                     Associates,
                     Inc. Cl. A ............      3,615,625
     130,000 *       Healthsouth Corp. .....      3,510,000
      115,000        Johnson & Johnson .....      8,682,500
       56,000        Medtronic, Inc. .......      2,975,000
       65,000        Merck & Co., Inc. .....      8,291,562
       45,000        Pfizer, Inc. ..........      3,982,500
       80,000        Pharmacia & Upjohn, Inc.     3,165,000
                                                 ----------
                                                 54,654,571
                                                 ----------
                     Information Services &
                        Technology - 10.5%
      80,000 *       Analog Devices, Inc. ..      2,580,000
      38,000 *       BMC Software, Inc. ....      2,908,188
      100,000        Compaq Computer Corp. .      3,206,250
       40,000        Electronic Data Systems
                        Corp. ..............      1,752,500
     102,000 *       EMC Corp. .............      3,901,500
       68,300        Intel Corp. ...........      6,123,522
       36,000        International Business
                     Machines Corp. ........      3,759,750
      72,200 *       Microsoft Corp. .......      6,121,206
      30,000 *       Parametric Technology
                     Corp. .................      1,816,875
      94,000 *       Peoplesoft, Inc. ......      4,197,687
                                                 ----------
                                                 36,367,478
                                                 ----------
                     Leisure & Tourism - 2.2%
       34,000        Disney (Walt) Co. .....      3,805,875
       72,500        Royal Caribbean Cruises
                     Ltd. ..................      3,969,375
                                                 ----------
                                                  7,775,250
                                                 ----------
                         Oil/Energy - 8.5%
       50,000        Anadarko Petroleum Corp.     3,225,000
       86,000        British Petroleum Plc,
                     ADR ...................      7,111,125
       86,000        Exxon Corp. ...........      5,493,250
       30,000        Mobil Corp. ...........      2,173,125
       92,000        Royal Dutch Petroleum Co.    4,996,750
       85,000        Texaco, Inc. ..........      4,744,062
       45,000        Unocal Corp. ..........      1,695,938
                                                 ----------
                                                 29,439,250
                                                 ----------
                     Oil Field Services - 1.7%
       40,000        Camco International, Inc.    2,340,000
      39,800 *       Cooper Cameron Corp. ..      2,134,275
      50,000 *       R & B Falcon Corp. ....      1,325,000
                                                 ----------
                                                  5,799,275
                                                 ----------

                                   EVERGREEN
                                 Blue Chip Fund

                      Schedule of Investments (continued)

                         February 28, 1998 (Unaudited)




     Shares                                                    Value
COMMON STOCKS - continued
                Publishing, Broadcasting &
                  Entertainment - 2.1%
      120,000   CBS Corp. .............................    $  3,712,500
      75,000 *  Viacom, Inc. Cl. B ....................       3,600,000
                                                           ------------
                                                              7,312,500
                                                           ------------
                Real Estate - 5.5%
       70,000   Arden Realty Group, Inc. REIT .........       1,999,375
       52,600   Boston Properties, Inc. REIT ..........       1,788,400
       65,000   Camden Property Trust REIT ............       1,880,937
      112,504   Equity Office Properties Trust REIT ...       3,318,868
       80,000   First Industrial Realty Trust, Inc. REIT      2,890,000
      115,001   Patriot American Hospitality, Inc. REIT .     2,875,025
       40,000   Spieker Properties, Inc. REIT .........       1,587,500
       70,000   TriNet Corporate Realty Trust, Inc. REIT      2,712,500
                                                           ------------
                                                             19,052,605
                                                           ------------
                Retailing & Wholesale - 4.2%
      52,000 *  Costco Companies, Inc. ................       2,543,125
       74,500   Dollar General Corp. ..................       3,436,312
       20,000   Ethan Allen Interiors, Inc. ...........       1,115,000
     100,000 *  General Nutrition Companies, Inc. .....       3,987,500
       30,000   Pier 1 Imports, Inc. ..................         802,500
       60,000   Wal-Mart Stores, Inc. .................       2,778,750
                                                           ------------
                                                             14,663,187
                                                           ------------
                Telecommunication Services &
                      Equipment - 1.4%
      38,000 *  Ciena Corp. ...........................       1,594,813
      60,000 *  Teleport Communications Group Cl. A ...       3,279,375
                                                           ------------
                                                              4,874,188
                                                           ------------
                 Transportation - 1.2%
       65,000   Canadian National Railway Co. .........       4,038,125
                                                           ------------
                Utilities - Electric - 1.4%
       73,500   Carolina Power & Light Co. ............       3,068,625
       45,000   Pinnacle West Capital Corp. ...........       1,836,563
                                                           ------------
                                                              4,905,188
                                                           ------------
                Utilities - Telephone - 2.7%
       40,000   Ameritech Corp. .......................       1,667,500
       67,000   AT&T Corp. ............................       4,078,625
       70,000   GTE Corp. .............................       3,788,750
                                                           ------------
                                                              9,534,875
                                                           ------------
                Total Common Stocks
                (cost $244,879,539)....................     325,929,802
                                                           ------------


     Shares                                                    Value
CONVERTIBLE PREFERRED - 3.1%
                Automotive Equipment &
                  Manufacturing - 1.0%
       70,000   BTI Capital Trust
                6.50%, 144A ...........................    $  3,701,250
                                                           ------------
                Finance & Insurance - 1.1%
       70,000   Newell Financial Trust I
                5.25%, 144A ...........................       3,828,125
                                                           ------------
                Telecommunication Services &
                      Equipment - 1.0%
       50,000   Loral Space & Communications Ltd.
                6.00%, 144A ...........................       3,496,600
                                                           ------------
                Total Convertible Preferred
                (cost $9,578,750)......................      11,025,975
                                                           ------------
   Principal
    Amount                                                    Value

CONVERTIBLE DEBENTURES - 0.0%
                Iron & Steel - 0.0%
      110,000   Compania Vale do Rio Doce
                Navegacao SA
                1.00%, 12/31/99 .......................              10
                                                           ------------
                Total Convertible Debentures
                (cost $0)..............................              10
                                                           ------------


                   REPURCHASE AGREEMENT - 3.0%
$10,351,000    Keystone Joint Repurchase
               Agreement,
               Investments in repurchase
               agreements, in a joint trading
               account
               purchased 2/27/98, 5.67%, maturing
               3/2/98, maturity value $10,355,891
               (cost - $10,351,000)(a) .........      10,351,000
                                                      ----------
               Total Investments -
               (cost $264,809,289).....  99.8%       347,306,787
               Other Assets and
               Liabilities - net ......   0.2            636,125
                                        -----       ------------
               Net Assets ............. 100.0%      $347,942,912
                                        =====       ============



*     Non-income producing securities.
(a) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at February 28, 1998.
144A Securities that may be resold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933. These securities have been determined to be liquid under guidelines established by the Board of Trustees.



Legend of Portfolio Abbreviations:
ADR   American Depository Receipts
REIT  Real Estate Investment Trust

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                 Blue Chip Fund

                      Statement of Assets and Liabilities

                         February 28, 1998 (Unaudited)


Assets
 Investments at value (identified cost - $264,809,289)....................................  $347,306,787
 Receivable for investments sold .........................................................       906,735
 Dividends and interest receivable .......................................................       427,869
 Receivable for Fund shares sold .........................................................       203,295
 Prepaid expenses and other assets .......................................................        72,825
------------------------------------------------------------------------------------------  ------------
   Total assets ..........................................................................   348,917,511
------------------------------------------------------------------------------------------  ------------
Liabilities
 Payable for Fund shares redeemed ........................................................       591,599
 Advisory fee payable ....................................................................       167,110
 Distribution plan expense payable .......................................................       183,686
 Due to related parties ..................................................................        18,800
 Accrued expenses and other liabilities ..................................................        13,404
------------------------------------------------------------------------------------------  ------------
   Total liabilities .....................................................................       974,599
------------------------------------------------------------------------------------------  ------------
Net assets ...............................................................................  $347,942,912
==========================================================================================  ============
Net assets represented by
 Paid-in capital .........................................................................  $249,851,724
 Accumulated distributions in excess of net investment income ............................      (408,502)
 Accumulated net realized gain on investments and foreign currency related transactions ..    16,002,192
 Net unrealized appreciation on investments and foreign currency related transactions ....    82,497,498
------------------------------------------------------------------------------------------  ------------
   Total net assets ......................................................................  $347,942,912
==========================================================================================  ============
Net asset value
 Class A shares
   Net assets of $262,184,141/8,927,035 shares outstanding................................  $      29.37
   Offering price (based on sales charge of 4.75%) .......................................  $      30.83
 Class B shares
   Net assets of $85,740,375/2,921,736 shares outstanding.................................  $      29.35
 Class C shares
   Net assets of $18,396/626 shares outstanding...........................................  $      29.39
==========================================================================================  ============

                       See Notes to Financial Statements.

                                   EVERGREEN
                                 Blue Chip Fund

                            Statement of Operations

                 Six Months Ended February 28, 1998 (Unaudited)


Investment income
 Dividends (net of foreign taxes of $37,072)...................................                 $ 2,249,849
 Interest .....................................................................                     607,394
--------------------------------------------------------------------------------               ------------
   Total income ...............................................................                   2,857,243
--------------------------------------------------------------------------------               ------------
Expenses
 Advisory fee .................................................................    1,045,515
 Distribution Plan expenses ...................................................      963,500
 Transfer agent fees ..........................................................      341,397
 Administrative service fees ..................................................       23,893
 Trustees' fees ...............................................................       13,331
 Miscellaneous ................................................................      157,541
------------------------------------------------------------------------------- ------------
   Total expenses .............................................................    2,545,177
 Less: Indirectly paid expenses ...............................................       (1,504)
------------------------------------------------------------------------------- ------------
   Net expenses ...............................................................                   2,543,673
--------------------------------------------------------------------------------               ------------
 Net investment income ........................................................                     313,570
================================================================================               ============
Net realized and unrealized gain (loss) on investments and foreign currency related transactions
 Net realized gain (loss) on
   Investments ................................................................   29,321,373
   Foreign currency related transactions ......................................      (53,462)
------------------------------------------------------------------------------- ------------
 Net realized gain on investments and foreign currency related transactions ...                  29,267,911
--------------------------------------------------------------------------------               ------------
 Net change in unrealized appreciation of investments and foreign currency
   related transactions .......................................................                  21,549,984
--------------------------------------------------------------------------------               ------------
 Net realized and unrealized gain on investments and foreign currency related
   transactions ...............................................................                  50,817,895
--------------------------------------------------------------------------------               ------------
Net increase in net assets resulting from operations ..........................                 $51,131,465
================================================================================               ============

                       See Notes to Financial Statements.

                                   EVERGREEN
                                 Blue Chip Fund

                      Statements of Changes in Net Assets


                                                                                      Six Months Ended
                                                                                     February 28, 1998      Year Ended
                                                                                        (Unaudited)      August 31, 1997
                                                                                    ------------------- ----------------
Operations
 Net investment income ............................................................    $     313,570     $   1,381,103
 Net realized gain on investments and foreign currency related transactions .......       29,267,911        42,377,987
 Net change in unrealized appreciation of investments and foreign currency
  related transactions ............................................................       21,549,984        35,362,301
-----------------------------------------------------------------------------------    -------------     -------------
  Net increase in net assets resulting from operations ............................       51,131,465        79,121,391
-----------------------------------------------------------------------------------    -------------     -------------
Distributions to shareholders
 From net investment income
  Class B .........................................................................          (58,754)       (1,381,103)
 In excess of net investment income
  Class B .........................................................................         (647,130)         (640,844)
 From net realized gain on investments
  Class B .........................................................................      (51,043,219)      (30,039,258)
-----------------------------------------------------------------------------------    -------------     -------------
    Total distributions to shareholders ...........................................      (51,749,103)      (32,061,205)
-----------------------------------------------------------------------------------    -------------     -------------
Capital share transactions
 Proceeds from shares sold ........................................................       52,143,735       103,353,377
 Payments for shares redeemed .....................................................      (61,962,609)      (89,890,447)
 Net asset value of shares issued in reinvestment of distributions ................       45,443,943        27,593,101
-----------------------------------------------------------------------------------    -------------     -------------
  Net increase in net assets resulting from capital share transactions ............       35,625,069        41,056,031
-----------------------------------------------------------------------------------    -------------     -------------
    Total increase in net assets ..................................................       35,007,431        88,116,217
-----------------------------------------------------------------------------------    -------------     -------------
Net assets
 Beginning of period ..............................................................      312,935,481       224,819,264
-----------------------------------------------------------------------------------    -------------     -------------
 End of period (including accumulated distributions in excess of net investment
  income of $408,502 and $16,188, respectively)....................................    $ 347,942,912     $ 312,935,481
===================================================================================    =============     =============

                       See Notes to Financial Statements.

                   Notes To Financial Statements(Unaudited)


Evergreen Blue Chip Fund, formerly Keystone Growth and Income Fund (S-1), (the "Fund") is a series of Evergreen Equity Trust, a Delaware business trust which was organized on September 17, 1997. Prior to September 17, 1997, the Fund was organized as a Pennsylvania trust. Keystone Investment Management Company ("Keystone") is the Fund's investment advisor and manager. Keystone is a subsidiary of First Union Corporation ("First Union"). The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end investment company. The Fund's investment objective is growth of capital and long-term growth of income.

Effective January 9, 1998, the Fund added two classes of shares designated as Class A and Class C and designated its existing class of shares as Class B. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay higher ongoing distribution fees than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Shareholders of the Fund who, on January 16, 1998, held Class B shares acquired before January 1, 1995 and certain other non-commissionable Class B shares had such shares converted to Class A shares having an aggregate value equal to that of the shareholder's Class B shares prior to the conversion.


1. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Fund.

A. Valuation of Securities
The Fund values securities traded on a national securities exchange or included on the NASDAQ National Market System ("NMS") at the last reported sales price on the exchange where primarily traded. Securities traded on an exchange or NMS for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked price. Securities for which valuations are not available from an independent pricing service, including restricted securities, are valued at fair value as determined in good faith according to procedures approved by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. The Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with certain other funds managed by Keystone, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or Federal Agency obligations.

C. Foreign Currency
The books and records of the Fund are maintained in United States ("U.S.") dollars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, assets and liabilities at the daily rate of exchange; purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain (loss) resulting from changes in foreign currency exchange rates is a component of net unrealized appreciation (depreciation) on investments and foreign currency related transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include: foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency related transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. Such gains and losses are included in realized gain (loss) on foreign currency related transactions. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain (loss) on foreign currency related transactions.

D. Forward Foreign Currency Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to settle portfolio purchases and sales of securities denominated in a foreign currency and to hedge certain foreign currency assets or liabilities. Forward contracts are recorded at the forward rate and are marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gain (loss) on foreign currency related transactions. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the other party will not fulfill their obligations under the contract. Forward contracts involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

E. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

F. Federal Taxes
The Fund has qualified and intends to qualify in the future as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Fund will not incur any federal income tax liability since it is expected to distribute all of its net taxable investment income and net taxable capital gains, if any, to its shareholders. The Fund intends to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal income or excise tax is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is the Fund's policy not to distribute such gains.

G. Distributions
The Fund distributes net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatment for net realized gains from foreign currency related transactions and certain distributions received from investments in real estate investment trusts.

2. CAPITAL SHARE TRANSACTIONS

The Fund's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with a par value of $1.00. Shares of beneficial interest of the Fund are currently divided into Class A, Class B and Class C. Transactions in shares of the Fund were as follows:



                                                                January 20, 1998
                                                                (Commencement of
                                                            Class operations) through
                                                          February 28, 1998 (Unaudited)
                                                          -----------------------------
                                                            Share s       Amount
                                                          ---------        --------
Class A
Shares sold .............................................     98,947    $  2,787,988
Automatic conversion of Class B shares to Class A shares   9,140,448     250,374,069
Shares redeemed .........................................   (312,360)     (8,839,911)
Shares issued in reinvestment of distributions ..........          0               0
--------------------------------------------------------- ----------   -------------
Net increase ............................................  8,927,035    $244,322,146
========================================================= ==========   =============


                                                                  Six Months Ended
                                                                  February 28, 1998                    Year Ended
                                                                     (Unaudited)                    August 31, 1997
                                                          -------------------------------   --------------------------------
                                                            Shares             Amount         Shares           Amount
                                                          ----------           ---------    ----------          --------
Class B
Shares sold .............................................     1,711,756     $  49,337,892       3,800,615    $ 103,353,377
Automatic conversion of Class B shares to Class A shares     (9,140,448)     (250,374,069)              0                0
Shares redeemed .........................................    (1,831,593)      (53,122,698)     (3,349,695)     (89,890,447)
Shares issued in reinvestment of distributions ..........     1,677,252        45,443,943       1,079,325       27,593,101
--------------------------------------------------------- -------------   ---------------   -------------   --------------
Net increase (decrease) .................................    (7,583,033)   ($ 208,714,932)      1,530,245    $  41,056,031
========================================================= =============   ===============   =============   ==============


                         January 22, 1998
                         (Commencement of
                    Class operations) through
                  February 28, 1998 (Unaudited)
                  ----------------------------
                        Shares   Amount
                       ------   -------
Class C
Shares sold ..........    626    $17,855
---------------------- ------   --------
Net increase .........    626    $17,855
====================== ======   ========

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended February 28, 1998 were $162,567,997 and $177,348,419, respectively.

4. DISTRIBUTION PLAN

Evergreen Distributors, Inc. ("EDI"), formerly Evergreen Keystone Distributor, Inc., a wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and services fees to broker-dealers who sell shares of the fund, are paid by shareholders through expenses called "Distribution Plan expenses". Each Class currently pays a service fee equal to 0.25% of the average daily net asset of the class. Class B and Class C also presently pay distribution fees equal to 0.75% of the average daily net assets of the Class. Distribution Plan expenses are calculated daily and paid monthly.

With respect to Class B and Class C shares, the principal underwriter may pay distribution costs greater than the allowable annual amounts the Fund is permitted to pay. The Fund may reimburse the principal underwriter for such excess amounts in later years with annual interest at the prime rate plus 1.00%.

During the six months ended February 28, 1998, amounts paid to EDI and/or its predecessor pursuant to the Fund's Class A, Class B and Class C Distribution Plans were $70,177, $893,323 and $0, respectively.

Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class. However, after the termination of any Distribution Plan, and subject to the discretion of the Independent Trustees, payments to EDI or its predecessor may continue as compensation for services which had been provided while the Distribution Plan was in effect.

Contingent deferred sales charges paid by redeeming shareholders are paid to EDI or its predecessor.


5. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND OTHER AFFILIATED
TRANSACTIONS

Keystone serves as the investment advisor and manager to the Fund. Keystone provides the Fund with investment advisory and management services. In return, Keystone is paid a management fee, computed daily and paid monthly, which is determined by applying percentage rates starting at 0.70% and declining as net assets increase to 0.35% per annum, to the average daily net asset value of the Fund.

During the six months ended February 28, 1997, the Fund paid or accrued $23,893 to Keystone for certain administration and accounting services. Additionally, Evergreen Service Company ("ESC"), formerly Evergreen Keystone Service Company, a wholly-owned subsidiary of Keystone, serves as the Fund's transfer and dividend disbursing agent.

BISYS Fund Services, Inc. ("BISYS"), an affiliate of EDI, serves as the Fund's sub-administrator. As sub-administrator, BISYS provides the officers of the Fund. For this service, BISYS is paid a fee by Keystone, which is not a Fund expense.

Officers of the Fund and affiliated Trustees receive no compensation directly from the Fund.

6. FINANCING AGREEMENT

On December 22, 1997, a financing agreement among all of the Evergreen Funds, State Street Bank & Trust ("State Street") and a group of Banks (the "Banks") became effective. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $400 million ($275 million committed and $125 million uncommitted). The credit facility is allocated, under the terms of the financing agreement, among the Banks. The credit facility is to be accessed by the Funds for temporary or emergency purposes only and is subject to each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be incurred on the unused portion of the committed facility, which will be allocated to all funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the Funds.

During the six month period ended February 28, 1998, the Fund had no borrowings under this agreement.


7. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an expense offset arrangement with its custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.


8. DISTRIBUTIONS TO SHAREHOLDERS

Distributions of $0.045, $0.016 and $0.016 per share from net investment income were declared on March 23, 1998 for Class A, Class B and Class C, respectively. These distributions were payable on March 24, 1998 to shareholders of record at the close of business on March 20, 1998. These distributions are not reflected in the financial statements.


9. SUBSEQUENT EVENT - ACQUISITION OF BLANCHARD GROWTH AND INCOME FUND

Effective on March 2, 1998, the Fund acquired the net assets of Blanchard Growth and Income Fund, an open-end management investment company registered under the 1940 Act in an exchange of shares. The net assets were exchanged through a non-taxable exchange for 596,231 Class A shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $6,014,244. The aggregate net assets of the Fund and Blanchard Growth and Income Fund immediately prior to the acquisition were $347,931,473 and $17,510,672, respectively. The aggregate net assets of Aggressive Growth immediately after the acquisition were $365,442,145.

10. SPECIAL MEETING OF SHAREHOLDERS

On December 15, 1997, a special meeting of shareholders was held to consider a number of proposals. On October 16, 1997, the record date for the meeting, the Fund had the following shares outstanding and shares represented at the December 15, 1997 meeting:


      Record date shares outstanding .........................   10,413,856
      Shares represented at meeting ..........................    6,064,989
      Percentage of record date shares represented at meeting          58.2%

The votes recorded at the meeting, by proposal, were as follows:

Proposal 1 - The proposed reorganization of each Fund as a series of the Evergreen Equity
Trust, a Delaware business trust:
Shares voted "For" .......................................................................  5,541,894
Shares voted "Against" ...................................................................    148,157
Shares voted "Abstain" ...................................................................    374,938

Proposal 2 - Reclassification as non-fundamental of the investment objective currently classified as fundamental:
Shares voted "For" .......................................................................  5,457,406
Shares voted "Against" ...................................................................    219,163
Shares voted "Abstain" ...................................................................    388,420

Proposal 3 - Changes to Fundamental investment restrictions:
Proposal 3A - To amend the Fundamental restriction concerning diversification of investments:
Shares voted "For" .......................................................................  5,436,364
Shares voted "Against" ...................................................................    198,277
Shares voted "Abstain" ...................................................................    430,348

Proposal 3B - To amend the Fundamental restriction concerning concentration of the Fund's assets in a particular industry:
Shares voted "For" .......................................................................  5,445,236
Shares voted "Against" ...................................................................    189,405
Shares voted "Abstain" ...................................................................    430,348

Proposal 3C - To amend the Fundamental restriction concerning the issuance of senior securities:
Shares voted "For" .......................................................................  5,442,497
Shares voted "Against" ...................................................................    192,145
Shares voted "Abstain" ...................................................................    430,347

Proposal 3D - To amend the Fundamental restriction concerning borrowing:
Shares voted "For" .......................................................................  5,438,711
Shares voted "Against" ...................................................................    195,930
Shares voted "Abstain" ...................................................................    430,348

Proposal 3E - To amend the Fundamental restriction concerning underwriting:
Shares voted "For" .......................................................................  5,445,652
Shares voted "Against" ...................................................................    188,990
Shares voted "Abstain" ...................................................................    430,347

Proposal 3F - To amend the Fundamental restriction concerning investments in Real Estate:
Shares voted "For" .......................................................................  5,445,700
Shares voted "Against" ...................................................................    188,941
Shares voted "Abstain" ...................................................................    430,348

Proposal 3G - To amend the Fundamental restriction concerning commodities:
Shares voted "For" .......................................................................  5,444,578
Shares voted "Against" ...................................................................    190,063
Shares voted "Abstain" ...................................................................    430,348

Proposal 3H - To amend the Fundamental restriction concerning lending:
Shares voted "For" .......................................................................  5,442,494
Shares voted "Against" ...................................................................    192,470
Shares voted "Abstain" ...................................................................    430,025

Proposal 3J9 - Reclassification as nonfundamental of current fundamental restriction:
Unseasoned Issuers
Shares voted "For" .......................................................................  5,436,445
Shares voted "Against" ...................................................................    189,321
Shares voted "Abstain" ...................................................................    439,223

Proposal 3J10 - Reclassification as nonfundamental of current fundamental restriction:
Control or Management
Shares voted "For" .......................................................................  5,436,834
Shares voted "Against" ...................................................................    188,932
Shares voted "Abstain" ...................................................................    439,223

Proposal 3J11 - Reclassification as nonfundamental of current fundamental restriction:
Short Sales
Shares voted "For" .......................................................................  5,436,170
Shares voted "Against" ...................................................................    189,488
Shares voted "Abstain" ...................................................................    439,331

Proposal 3J12 - Reclassification as nonfundamental of current fundamental restriction:
Margin Purchases
Shares voted "For" .......................................................................  5,436,122
Shares voted "Against" ...................................................................    189,536
Shares voted "Abstain" ...................................................................    439,331

Proposal 3J13 - Reclassification as nonfundamental of current fundamental restriction:
Other Investment Companies
Shares voted "For" .......................................................................  5,438,300
Shares voted "Against" ...................................................................    188,659
Shares voted "Abstain" ...................................................................    438,030

                                 Evergreen Funds


MONEY MARKET
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

TAX EXEMPT
Short Intermediate Municipal Fund
High Grade Tax Free Fund
Tax Free Fund
California Tax Free Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
Massachusetts Tax Free Fund
Missouri Tax Free Fund
New Jersey Tax Free Income Fund
New York Tax Free Fund
North Carolina Municipal Bond Fund
Pennsylvania Tax Free Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund




INCOME
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Government Securities Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

BALANCED
American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

GROWTH & INCOME
Utility Fund
Income and Growth Fund
Fund for Total Return
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Equity Income Fund




DOMESTIC GROWTH
Evergreen Fund
Omega Fund
Small Company Growth Fund
Strategic Growth Fund
Aggressive Growth Fund
Micro Cap Fund

GLOBAL INTERNATIONAL
Global Leaders Fund
International Growth Fund
International Equity Fund
Global Opportunities Fund
Natural Resources Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

EXPRESS LINE
800-346-3858

INVESTOR SERVICES
800-343-2898

RETIREMENT PLAN SERVICES
800-247-4075

www.evergreenfunds.com


67284                                                           543521 RV00 4/98


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